Receivables, Net Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Trade Receivables - Third Party and Affiliates, Net

	As of December 31,
	2012	2011
	(In $ millions)
Trade receivables - third party and affiliates	836	880
Allowance for doubtful accounts - third party and affiliates	(9)	(9)
Trade receivables - third party and affiliates, net	827	871

Schedule of Non-trade Receivables, Net

	As of December 31,
	2012	2011
	(In $ millions)
Non-income taxes receivable	80	82
Reinsurance receivables	22	24
Income taxes receivable	53	66
Other	55	64
Allowance for doubtful accounts - other	(1)	(1)
Non-trade receivables, net	209	235